Page 2                                       March 6, 2000


                     Stonebridge Funds Trust
                   370 17th Street, Suite 3100
                        Denver, CO  80202

March 6, 2000


Securities and Exchange Commission
Attention:  Mr. Keith O'Connell
Judiciary Plaza
450 Fifth Street N. W.
Washington, DC  20549

     Re: Stonebridge Funds Trust
         Stonebridge Growth Fund, Stonebridge Aggressive Growth
         Fund

     File Nos. 2-12893
               811-00749

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced funds effective February 28, 2000 does not differ from those filed in the post-effective amendment of the same date, which was filed electronically.

Sincerely,


/s/ Derek J. Mullins
Derek J. Mullins
Assistant Treasurer

Enc.